Property, Plant and Equipment	12 Months Ended
Aug. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
8	Property, Plant and Equipment

	Land and land improvements	Buildings	Equipment	Leasehold improvements	Total

Cost as at September 1, 2016	$4,322	$29,755	$30,717	$2,918	$67,712
Additions	‒	794	5,562	319	6,675
Business combinations (note 3)	‒	‒	130	‒	130
Disposals	‒	‒	(2,568)	(339)	(2,907)
Foreign currency translation adjustment	200	1,402	1,733	150	3,485
Cost as at August 31, 2017	4,522	31,951	35,574	3,048	75,095
Additions	17	3,048	5,677	46	8,788
Business combinations (note 3)	‒	‒	3,105	263	3,368
Disposals	‒	(1,413)	(3,651)	(175)	(5,239)
Foreign currency translation adjustment	(180)	(1,240)	(1,617)	(134)	(3,171)
Cost as at August 31, 2018	$4,359	$32,346	$39,088	$3,048	$78,841

Accumulated depreciation as at September 1, 2016	$1,192	$6,602	$22,902	$1,038	$31,734
Depreciation for the year	45	403	3,162	292	3,902
Disposals	‒	‒	(2,210)	(339)	(2,549)
Foreign currency translation adjustment	58	328	1,353	137	1,876
Accumulated depreciation as at August 31, 2017	1,295	7,333	25,207	1,128	34,963
Depreciation for the year	48	604	4,420	372	5,444
Disposals	‒	(994)	(3,440)	(30)	(4,464)
Foreign currency translation adjustment	(53)	(282)	(1,024)	(53)	(1,412)
Accumulated depreciation as at August 31, 2018	$1,290	$6,661	$25,163	$1,417	$34,531

Net carrying value as at:
August 31, 2017	$3,227	$24,618	$10,367	$1,920	$40,132
August 31, 2018	$3,069	$25,685	$13,925	$1,631	$44,310

As at August 31, 2017 and 2018, unpaid additions to property, plant and equipment amounted to $522,000 and $1,788,000 respectively.